SEGMENT REPORTING (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
SEGMENT REPORTING
Schedule of operating results and performance
	Three months ended
	March 31,
	2025	2024

General and administrative
Employee and director compensation	$239	$244
Stock-based compensation	114	139
Professional fees	325	390
Other general and administrative (a)	317	309
Total general and administrative	995	1,082
	Three months ended
	March 31,
	2025	2024

Research and development
Employee compensation	$233	$229
Stock-based compensation	78	74
Professional fees	1,010	973
Other research and development (b)	63	231
Total research and development	1,384	1,507

	Year ended
	December 31,
	2024	2023

General and administrative
Employee and director compensation	$1,173	$1,091
Stock-based compensation	501	710
Professional fees	1,133	1,101
Other general and administrative (a)	1,308	1,332
Total general and administrative	$4,115	$4,234

	Year ended
	December 31,
	2024	2023

Research and development
Employee compensation	$1,166	$983
Stock-based compensation	317	310
Professional fees	5,169	4,531
Research and development tax credits (b)	(1,349)	(1,206)
Other research and development (c)	690	1,078
Total research and development	$5,993	$5,696